Cover Page	Feb. 10, 2026
Document Information [Line Items]
Entity Central Index Key	0001326160
Document Type	8-K
Document Period End Date	Feb. 10, 2026
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.625% Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depositary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE
3.10% Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.10% Senior Notes due 2028
Trading Symbol	DUK 28A
Security Exchange Name	NYSE
3.85% Senior Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	3.85% Senior Notes due 2034
Trading Symbol	DUK34
Security Exchange Name	NYSE
3.75% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	3.75% Senior Notes due 2031
Trading Symbol	DUK31A
Security Exchange Name	NYSE